Customer Accounts - Interest Expense on Customer Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Banking and Thrift, Interest [Abstract]
Checking accounts	$ 8,447	$ 12,499	$ 6,072
Savings accounts	959	980	920
Money market accounts	18,951	21,967	7,788
Time deposit accounts	72,494	87,665	58,468
Interest expense on customer accounts, gross	100,851	123,111	73,248
Less early withdrawal penalties	(539)	(895)	(756)
Interest expense on customer accounts, net	$ 100,312	$ 122,216	$ 72,492
Weighted average interest rate at end of year	0.48%	1.08%	0.87%
Daily weighted average interest rate during the year	0.94%	1.05%	0.65%